Income Taxes - Schedule of Income Tax Rate (Details) (10-K)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(35.00%)	(21.00%)	(34.00%)
State Taxes, Net of Federal Tax Benefit		(6.30%)	(5.40%)
Federal tax rate change		0.00%	11.90%
Other		27.30%	38.80%
Change in Valuation Allowance		0.00%	(11.30%)
Income Taxes Provision (Benefit)		0.00%	0.00%